Other Non-Current Assets - Summary of Non-Current Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non-Current Assets [Abstract]
Prepaid expenses	₩ 8,132	₩ 6,309
Other	319	676
Other non-current assets	₩ 8,451	₩ 6,985